Share-based payments - Fair value per one option and related assumptions (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 01, 2021	Nov. 18, 2020	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2021
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price, US$	$ 10.00		$ 0.00		$ 10.00
Black-Scholes-Merton pricing model | Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		8 months
Market price, US$		$ 9.91
Strike price, US$		$ 10.00
Expected volatility		34.80%
Dividend yield		0.00%
Risk free interest rate		0.11%
FV of option, US$		$ 1.11
Black-Scholes-Merton pricing model | Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield				0.00%
Average FV of one option, US$				$ 3.57
Black-Scholes-Merton pricing model | Stock Options granted in 2021 | Minimum.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				60 months
Market price, US$				$ 7.86
Strike price, US$				$ 0
Expected volatility				36.15%
Risk free interest rate				1.18%
Black-Scholes-Merton pricing model | Stock Options granted in 2021 | Maximum.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				90 months
Market price, US$				$ 8.71
Strike price, US$				$ 10
Expected volatility				37.88%
Risk free interest rate				1.27%
Nominal Value At Assumed Vesting Date | Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		12 months
Market price, US$		$ 9.91
Strike price, US$		$ 10.00
Expected volatility		34.80%
Dividend yield		0.00%
Risk free interest rate		0.11%
FV of option, US$		$ 1.34